Long-term investments (Tables)	12 Months Ended
Dec. 31, 2023
Long-term investments.
Schedule of long-term investments

	December 31,	December 31,
	2022	2023
Equity investments:
Equity method investments (i)	1,325,800	1,505,509
Equity securities using fair value option (iv)	—	1,528,861
Equity securities without readily determinable fair value (ii)	101,536	391,205
Equity securities with readily determinable fair value	48,290	45,323
Debt investments:
Held-to-maturity debt securities – time deposit (iii)	3,231,924	1,875,318
Available-for-sale debt securities (iv)	1,648,861	120,000
Retained asset-backed securities(v)	—	21,000
Total	6,356,411	5,487,216

Schedule of equity securities without readily determinable fair value

	December 31,	December 31,
	2022	2023
Equity securities without readily determinable fair value:
Initial cost	9,477	304,134
Net cumulative fair value adjustments	92,059	87,071
Carrying value	101,536	391,205

Schedule of available-for-sale debt securities

	December 31,	December 31,
	2022	2023
Available-for-sale debt securities:
Initial cost	671,567	120,000
Net cumulative fair value adjustments	977,294	—
Carrying value	1,648,861	120,000